Other Assets: Current and Non-Current (Details)	1 Months Ended		6 Months Ended
	Mar. 31, 2015 USD ($)	May. 31, 2013 USD ($) partner	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Other Receivables, Prepaid Expenses and Accrued Income
Loan receivables			$ 87,092,000	$ 8,141,000
Corporation tax receivable			3,504,000	2,277,000
Prepaid expenses			2,555,000	3,119,000
Other receivables			13,298,000	3,961,000
Other receivables, prepaid expenses and accrued income			127,680,000	17,498,000
Other Non-Current Assets
Loan receivables			53,000,000	0
Deferred tax asset			260,000	260,000
Other long term assets			57,176,000	55,579,000
Other non-current assets			117,431,000	68,442,000
Interest Rate Swap | Swap
Other Non-Current Assets
Mark to market interest rate swaps valuation			6,995,000	12,603,000
Return Equity Swap | Swap
Other Receivables, Prepaid Expenses and Accrued Income
Total return equity swap asset			21,231,000	0
Loans Receivable
Other Non-Current Assets
Receivables outstanding			$ 142,000,000
Loan receivables fixed interest rate			0.0115
Douglas Channel LNG Assets Partnership | Other Receivables, Prepaid Expenses and Accrued Income | Loans Receivable
Other Receivables, Prepaid Expenses and Accrued Income
Loan receivables			$ 7,000,000	$ 8,100,000
Other Non-Current Assets
Receivable, face amount		$ 12,000,000.0
Number of former partners for which loan was provided | partner		1
Equinox | Loans Receivable
Other Non-Current Assets
Receivable term	10 years
Equinox | Other Receivables, Prepaid Expenses and Accrued Income | Other Receivable
Other Receivables, Prepaid Expenses and Accrued Income
Loan receivables			$ 2,300,000
Other Non-Current Assets
Receivable, maximum availability	$ 5,000,000.0
Equinox | Other Receivables, Prepaid Expenses and Accrued Income | Loan Receivable, Bridging Loan Facility
Other Non-Current Assets
Receivable, face amount	80,000,000.0
Equinox | Other Non-Current Assets | Loans Receivable
Other Non-Current Assets
Receivable, face amount	$ 39,500,000.0
PT PSU Indonesia | Loans Receivable
Other Non-Current Assets
Receivable term	10 years
PT PSU Indonesia | Other Non-Current Assets | Loans Receivable
Other Non-Current Assets
Receivable, face amount	$ 13,500,000.0